Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7: COMMITMENTS AND CONTINGENCIES

As of June 30, 2018, the Company was contingently liable for letters of guarantee and letters of credit amounting to $600 (December 31, 2017: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In December 2017, the Company agreed to charter-in, under a ten year bareboat contract, from an unrelated third party a newbuilding bulk carrier vessel of about 82,000 dwt, expected to be delivered in the fourth quarter of 2019. The Company has agreed to pay in total $5,410 representing a deposit for the option to acquire the vessel, of which $2,705 was paid during the year ended December 31, 2017. As of June 30, 2018, the total amount of $2,786, including expenses and interest, is presented under the caption “Other long-term assets”.

In January 2018, Navios Holdings agreed to charter-in, under two ten-year bareboat contracts, from an unrelated third party two newbuilding bulk carriers of about 82,000 dwt per vessel, expected to be delivered in the third quarter of 2019 and the first quarter of 2020 respectively. Navios Holdings has agreed to pay in total $11,140, representing a deposit for the option to acquire these vessels, of which $5,570 was paid during the period ended June 30, 2018. As of June 30, 2018, the total amount of $5,765, including expenses and interest, is presented under the caption “Other long-term assets”.

In April 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party one newbuilding bulk carrier of about 81,000 dwt, expected to be delivered in the fourth quarter of 2019. Navios Holdings has agreed to pay in total $5,590, representing a deposit for the option to acquire this vessel, of which $2,795 was paid during the period ended June 30, 2018. As of June 30, 2018, the total amount of $2,872, including expenses and interest, is presented under the caption “Other long-term assets”.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2019.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.

Navios Logistics had a dispute with Vale International S.A. (“Vale”) regarding the termination date of a COA contract, which was under arbitration proceedings in New York. Related to this arbitration, Navios Logistics issued a letter of credit amounting to $2,900 and the total amount was collateralized by a cash deposit, which was presented as restricted cash in the accompanying balance sheets as of December 31, 2016. On February 10, 2017, the arbitration tribunal ruled in favor of Navios Logistics. Vale was ordered to pay Navios Logistics $21,500, compensating for all unpaid invoices, late payment of invoices, and legal fees incurred. An amount of $1,157 was recorded in the consolidated statements of operations under “Other income, net” as part of this compensation during the first quarter of 2017. The full amount was received in March 2017, and the collateralized cash amount of $2,900, was released.

On March 30, 2016, Navios Logisitics received written notice from Vale stating that Vale did not intend to perform the service contract entered into between CNSA and Vale on September 27, 2013, relating to the iron ore port facility in Nueva Palmira, Uruguay. Navios Logistics initiated arbitration proceedings in London on June 10, 2016 pursuant to the dispute resolution provisions of the service contract. On December 20, 2016, a London arbitration tribunal ruled that the Vale port contract remains in full force and effect. If Vale were to further repudiate or renounce the contract, we may elect to terminate the contract and then would be entitled to damages calculated by reference to guaranteed volumes and agreed tariffs for the remaining period of the contract.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through 2030.

As of June 30, 2018, the Company’s future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

	Charter-in Vessels, barges and pushboats in operation	Charter-in vessels to be delivered
June 30, 2019	$119,315	$4,306
June 30, 2020	104,243	13,693
June 30, 2021	78,832	17,156
June 30, 2022	54,222	16,944
June 30, 2023	39,072	16,706
June 30, 2024 and thereafter	59,035	53,440
Total	$454,719	$122,245

As of June 30, 2018, Navios Logistics had obligations related to the construction of a river and estuary tanker (including supervision costs) of $7,222, until the third quarter of 2018.

As of June 30, 2018, Navios Logistics had operating lease obligations relating to chartered-in barges through March 2020.